Dec. 30, 2021
ALPS/Kotak India Growth Fund

FINANCIAL INVESTORS TRUST

ALPS | KOTAK INDIA GROWTH FUND
("The Fund")

SUPPLEMENT DATED DECEMBER 30, 2021 TO THE
SUMMARY PROSPECTUS, AND PROSPECTUS
DATED FEBRUARY 28, 2021, AS SUBSEQUENTLY AMENDED

Effective February 28, 2022, the following changes are made to the Fund’s Summary Prospectus and Prospectus:

The six paragraphs under the section “Principal Investment Strategies of the Fund” in the Summary Prospectus and the Prospectus with respect to the Fund are hereby deleted and replaced with the following:

To achieve its objective, under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity and equity-linked securities of “Indian companies.” Indian companies are those that:

●

are organized under the laws of, or maintain their principal place of business in, or for which the principal trading market for their securities is in India (which is presently considered an emerging market);

●	derive 50% or more of their total revenue or profit from either goods or services produced or sales made in India; or

●	have 50% or more of their assets in India.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities. The Fund intends to invest in companies of all capitalization sizes.

The Fund will seek to deliver returns in a socially responsive manner by combining a value and growth-oriented investment philosophy with an ESG principle overlay. While identifying investee companies, the Sub-Adviser will incorporate ESG considerations within the fundamental analysis to gain an understanding of the ESG issues applicable to such companies. Subject to the exclusion and scorecard limits discussed below, the ESG considerations are not binding upon the Sub-Adviser in the allocation of the Fund’s portfolio.

The Sub-Adviser is a signatory to the United Nations Principles of Responsible Investing (UNPRI) and Climate Action 100+ and takes into account the principles of Environmental, Social and Governance (ESG) factors and Responsible Investing (RI). For listed equities, the Sub-Adviser integrates sustainability risks and opportunities into its research, analysis and investment decision-making processes. It believes that integrating ESG analysis into the investment process provides additional insight into an investee company’s long-term competitive edge and helps identify risks that financial analysis might not fully consider.

The Fund has procured registration with the Securities and Exchange Board of India (“SEBI”) as a Category I FPI to invest in India. The Fund will invest in equity and equity-linked securities of Indian companies that, in the opinion of the Sub-Adviser have one or more of the following characteristics for growth, such as, but not exclusively limited to Indian companies:

●	that are sector leaders and enjoy leadership in their respective segments;

●	that are strong asset plays;

●	that are expected to witness operational and financial improvement due to positive swing in their business cycles;

●	that are expected to sustain high growth due to their ability to create new markets, develop nascent business segments and operate successfully in niche segments with scale-up potential;

●	that are expected to create and deliver long-term value due to innovation and IPR development; and

●	display the potential for value unlocking in the medium- to long-term due to strategic sale, change in management, deregulation, economic legislation and reform.

Because the financials sector (including the banking and insurance industries) represents a significant portion of the total capitalization of the Indian market, the Fund’s investments may hold a substantial portion of its investment in the financials sector.

The Sub-Adviser will implement an active fund management strategy, employing both “top-down” and “bottom-up” research styles combined with macro and economic analysis. As a “top down” investor, the Sub-Adviser focuses primarily on broad investment contours like sectoral and sub-sectoral composition. The Sub-Adviser’s investment team examines the Indian and global economy to identify potential investment opportunities across industries. As a “bottom-up” investor focusing primarily on individual securities, the Sub-Adviser looks for companies whose current valuations, in the Sub-Adviser’s opinion, does not reflect future growth prospects.

The Sub-Adviser chooses companies that have identifiable drivers of future earnings growth and present, in the Sub-Adviser’s opinion, the best trade-off between that potential earnings growth, business and financial risk and valuation. The Sub-Adviser’s philosophy includes favoring companies that have competitive advantages through leading-edge products, intellectual property, product positioning, unique market niches, brand identity, solid management teams, strong balance sheets, above average or rising margins and strong returns on capital invested in the business. In choosing equity investments, the Sub-Adviser also considers such factors as the financial strength of the company, the expertise of management, the growth potential of the company within the industry, and the growth potential of the industry itself. The Sub-Adviser will also evaluate companies based on their ability to manage the risks and opportunities associated with ESG compliant business practices and their ESG risk and opportunity credentials (which the Sub-Adviser considers essential for sustainable growth), companies’ ability to strategically manage longer-term issues surrounding ESG and the potential impact these strategic management efforts may have on a company’s financials.

To undertake this analysis, the Sub Adviser may use data provided by external ESG providers, proprietary models and local intelligence and may undertake site visits.

Depending on the level of involvement by each investee company (which may be assessed based on percentage of revenue or any other parameter connected to a restricted activity), the Sub Adviser intends to exclude direct investments in corporate issuers which, in the opinion of the Sub-Adviser, has significant exposure to, or ties with, ESG-negative sectors including but not limited to:

(i)	the production of certain types of controversial weapons (such as cluster munitions);

(ii)	the distribution or production of firearms or small arms ammunition intended for retail civilians;

(iii)	the extraction and distribution of certain types of fossil fuel (excluding distribution of gas) and/or the generation of power from them for onward sale;

(iv)	the production of tobacco products;

(v)	production of alcohol products;

(vi)	the ownership or operation of gambling-related activities or facilities; and

(vii)	production of adult entertainment materials

In addition to the exclusions mentioned above, the Sub-Adviser will use a rating method developed by an external service provider. Currently, the Sub-Adviser uses the rating provided by an external service provider that uses a methodology which attributes to companies an ESG risk rating measuring the degree to which a company’s economic value is at risk driven by ESG factors. The value of all of the companies which score more than 40 at the time of purchase (or if not rated by the current external service provider, deemed by the Sub-Adviser to have the equivalent of a score more than 40, as discussed below) will not exceed more than 20% of the Fund's portfolio. For companies where the current external service provider does not provide a score, the Sub-Adviser may use ratings provided by other Sub-Adviser-approved external ESG rating service providers to simulate the current external service provider's methodology and make a similar determination as to ESG rating.

Based on the rating assigned to an investee company by the current external service provider, the latter will fall within one of the following categories of ESG risk severity:

Score	ESG risk severity
0-10	Negligible
10-20	Low
20-30	Medium
30-40	High
40+	Severe

If the Sub-Adviser determines that a company in the Fund’s portfolio no longer meets its ESG criteria (such as the development of controversial behaviour, an acquisition, a change of business mix or due to new information), the Sub-Adviser will first seek to remediate through engagement with the company. Where the investment is deemed inappropriate under the Sub-Adviser’s ESG criteria and the investment objective and policy of the Fund, a commercially reasonable effort will be made to divest promptly. If divestment is not practical or would be inconsistent with sound financial management, the Sub-Adviser, in its discretion, will develop a reasonable plan for divestment. There is no blanket requirement for forced disposals, and there may be occasions where the exposure to undesirable investments or restricted activities (in respect of the ESG criteria) may take a period of time to be eliminated.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.